Group assets and liabilities - measurement - Level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	£ (139)	£ 242
At fair value
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	349,786
Financial instruments at end of period	376,066	349,786
At fair value | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	4,593	4,108
Total gains/(losses) in income statement	(402)	320
Total (losses)/gains recorded as other comprehensive income	(134)	402
Purchases	3,245	1,058
Sales	(1,715)	(1,186)
Settled	1,326	361
Issued	(2,298)	(214)
Transfers into level 3	(80)	138
Transfers out of level 3	(92)	(394)
Financial instruments at end of period	4,443	4,593
Net unrealised gains (losses) of financial instruments still held at end of year	(139)	242
At fair value | Financial investments, net of derivative liabilities | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	8,327	7,491
Total gains/(losses) in income statement	156	342
Total (losses)/gains recorded as other comprehensive income	(384)	861
Purchases	3,258	1,058
Sales	(1,715)	(1,210)
Settled	(317)	(169)
Issued	236	210
Transfers into level 3	305	138
Transfers out of level 3	(92)	(394)
Financial instruments at end of period	9,774	8,327
At fair value | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	2,975
Assets at end of period	4,837	2,975
At fair value | Loans | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	2,699	2,183
Total gains/(losses) in income statement	17	2
Total (losses)/gains recorded as other comprehensive income	(235)	427
Purchases	2,129
Settled	(311)	(123)
Issued	236	210
Transfers into level 3	302
Assets at end of period	4,837	2,699
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	20
At fair value | Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	198,552
Assets at end of period	223,391	198,552
At fair value | Equity securities and portfolio holdings in unit trusts | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	722	607
Total gains/(losses) in income statement	11	59
Total (losses)/gains recorded as other comprehensive income	(5)	(20)
Purchases	186	153
Sales	(468)	(133)
Settled	(6)	(9)
Transfers into level 3	1	65
Transfers out of Level 3	(70)
Assets at end of period	371	722
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(12)	8
At fair value | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	170,458
Assets at end of period	171,374	170,458
At fair value | Debt securities | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	942	778
Total gains/(losses) in income statement	51	85
Total (losses)/gains recorded as other comprehensive income	(11)	11
Purchases	216	185
Sales	(522)	(75)
Settled		(37)
Transfers out of Level 3	(22)	(5)
Assets at end of period	654	942
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(5)	71
At fair value | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	9,401
Assets at end of period	10,423	9,401
At fair value | Other investments (including derivative assets) | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,480	4,276
Total gains/(losses) in income statement	73	359
Total (losses)/gains recorded as other comprehensive income	(133)	443
Purchases	727	720
Sales	(725)	(1,002)
Transfers into level 3	2	73
Transfers out of Level 3		(389)
Assets at end of period	4,424	4,480
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(22)	182
At fair value | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,252)
Liabilities at end of period	(2,755)	(3,252)
At fair value | Derivative liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(516)	(353)
Total gains/(losses) in income statement	4	(163)
Liabilities at end of period	(512)	(516)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	4
At fair value | Borrowings attributable to with-profits operations
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at end of period	(1,887)
At fair value | Borrowings attributable to with-profits operations | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Total gains/(losses) in income statement	(13)
Settled	115
Issued	(1,989)
Liabilities at end of period	(1,887)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(13)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(8,687)
Liabilities at end of period	(8,889)	(8,687)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(883)	(1,036)
Total gains/(losses) in income statement	(559)	(18)
Total (losses)/gains recorded as other comprehensive income		(2)
Purchases	(13)
Sales		24
Settled	1,276	271
Issued	(234)	(122)
Liabilities at end of period	(413)	(883)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(123)	(18)
At fair value | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,236)
Liabilities at end of period	(3,031)	(3,236)
At fair value | Other financial liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2,851)	(2,347)
Total gains/(losses) in income statement	14	(4)
Total (losses)/gains recorded as other comprehensive income	250	(457)
Settled	252	259
Issued	(311)	(302)
Transfers into level 3	(385)
Liabilities at end of period	(3,031)	(2,851)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	£ 12	£ (1)